Financial Instruments and Financial Risk Management - Schedule of Market Risk (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income (loss) 10% increase [Member]
Schedule of Market Risk [Line Items]
Cash and cash equivalents	$ (1)	$ (2)
Restricted short term bank deposits	(6)	(6)
Other receivables	(1)	(2)
Lease liability	18	8
Trade payables		2
Other payables	34	30
Total NIS-linked balances	44	30
Cash and cash equivalents	(586)	(116)
Short term bank deposits	(114)	(373)
Trade receivables	(3)	(14)
Loans from related party	92	89
Total USD- linked balances	(611)	(414)
Total	(567)	(384)
Income (loss) 5% increase [Member]
Schedule of Market Risk [Line Items]
Cash and cash equivalents	(1)	(1)
Restricted short term bank deposits	(3)	(3)
Other receivables		(1)
Lease liability	9	4
Trade payables		1
Other payables	18	16
Total NIS-linked balances	23	16
Cash and cash equivalents	(307)	(61)
Short term bank deposits	(60)	(195)
Trade receivables	(2)	(8)
Loans from related party	48	46
Total USD- linked balances	(321)	(218)
Total	(298)	(202)
Value on financial position [Member]
Schedule of Market Risk [Line Items]
Cash and cash equivalents	11	23
Restricted short term bank deposits	63	63
Other receivables	10	23
Lease liability	(194)	(87)
Trade payables	(5)	(21)
Other payables	(373)	(334)
Total NIS-linked balances	(488)	(333)
Cash and cash equivalents	6,445	1,278
Short term bank deposits	1,254	4,102
Trade receivables	33	158
Loans from related party	(1,011)	(974)
Total USD- linked balances	6,721	4,406
Total	6,233	4,073
Income (loss) 5% decrease [Member]
Schedule of Market Risk [Line Items]
Cash and cash equivalents	1	1
Restricted short term bank deposits	3	3
Other receivables	1	1
Lease liability	(10)	(5)
Trade payables		(1)
Other payables	(20)	(18)
Total NIS-linked balances	(25)	(19)
Cash and cash equivalents	339	67
Short term bank deposits	66	216
Trade receivables	2	8
Loans from related party	(53)	(51)
Total USD- linked balances	354	240
Total	329	221
Income (loss) 10% decrease [Member]
Schedule of Market Risk [Line Items]
Cash and cash equivalents	1	3
Restricted short term bank deposits	7	7
Other receivables	1	3
Lease liability	(22)	(10)
Trade payables	(1)	(2)
Other payables	(41)	(37)
Total NIS-linked balances	(55)	(36)
Cash and cash equivalents	716	142
Short term bank deposits	139	456
Trade receivables	4	18
Loans from related party	(112)	(108)
Total USD- linked balances	747	508
Total	$ 692	$ 472